Equity - Items may be reclassified (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Loss from revaluation of goodwill	€ 603
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	1,037	€ 1,253
Financial assets at fair value through comprehensive income	120,831	126,353
Revaluation gains			€ 2,389
Revaluation losses			(321)
Net revaluation gains/(losses)			2,068
Financial assets available-for-sale			133,271
Debt Securities Plus Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	1,496
Revaluation losses	(458)
Net revaluation gains/(losses)	1,038
Financial assets at fair value through comprehensive income	118,065
Revaluation gains			1,460
Revaluation losses			(306)
Net revaluation gains/(losses)			1,154
Financial assets available-for-sale			128,481
Government debt securities and debt instruments issued by central banks | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	802
Revaluation losses	(3)
Net revaluation gains/(losses)	799
Financial assets at fair value through comprehensive income	41,153
Revaluation gains			660
Revaluation losses			(25)
Net revaluation gains/(losses)			635
Financial assets available-for-sale			48,217
Government debt securities and debt instruments issued by central banks | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	345
Revaluation losses	(8)
Net revaluation gains/(losses)	337
Financial assets at fair value through comprehensive income	16,307
Revaluation gains			306
Revaluation losses			(24)
Net revaluation gains/(losses)			282
Financial assets available-for-sale			20,244
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	274
Revaluation losses	(239)
Net revaluation gains/(losses)	35
Financial assets at fair value through comprehensive income	40,442
Revaluation gains			404
Revaluation losses			(129)
Net revaluation gains/(losses)			275
Financial assets available-for-sale			39,132
Private-sector debt securities
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	75
Revaluation losses	(208)
Net revaluation gains/(losses)	(133)
Financial assets at fair value through comprehensive income	20,163
Revaluation gains			90
Revaluation losses			(128)
Net revaluation gains/(losses)			(38)
Financial assets available-for-sale			20,888
Equity instruments
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through comprehensive income	€ 2,766	€ 3,169
Revaluation gains			929
Revaluation losses			(15)
Net revaluation gains/(losses)			914
Financial assets available-for-sale			4,790
Domestic | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			5
Revaluation losses			(2)
Net revaluation gains/(losses)			3
Financial assets available-for-sale			1,373
International | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			166
Revaluation losses			(2)
Net revaluation gains/(losses)			164
Financial assets available-for-sale			979
International | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			744
Revaluation losses			(6)
Net revaluation gains/(losses)			738
Financial assets available-for-sale			1,878
International | United States
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			14
Revaluation losses			(5)
Net revaluation gains/(losses)			9
Financial assets available-for-sale			560
Listed
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			828
Revaluation losses			(5)
Net revaluation gains/(losses)			823
Financial assets available-for-sale			2,900
Unlisted
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains			101
Revaluation losses			(10)
Net revaluation gains/(losses)			91
Financial assets available-for-sale			€ 1,890